DISCONTINUED OPERATIONS - Post tax results of discontinued operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 6,761.3	$ 5,136.6
Expenses	7,141.3	5,872.8
(Loss) earnings before income taxes	(359.3)	(736.2)
Net (loss) income	(127.9)	20.2
Impairment	7.2	0.0
Net (loss) income and comprehensive (loss) income from discontinued operations	(127.9)	20.2
GFL Infrastructure
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	96.8	388.9
Expenses	98.4	365.5
(Loss) earnings before income taxes	(1.6)	23.4
Income tax expense	5.0	3.2
Net (loss) income	(6.6)	20.2
Impairment	(121.3)
Net (loss) income and comprehensive (loss) income from discontinued operations	$ (127.9)	$ 20.2